Principal changes in the scope of consolidation in 2023 - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)	Apr. 27, 2023 USD ($) $ / shares	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition | €	[1]		€ 3,870,000,000		€ 992,000,000	€ 5,594,000,000
Goodwill, tax deductible period			15 years	15 years
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Investments, ownership percentage										3.00%
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Purchase price per share (in euro/usd per share) | $ / shares									$ 25.00	$ 25.00
Cash transferred										$ 2,800
Equity interest in acquiree held before acquisition date									$ 68
Consideration transferred, acquisition-date fair value									2,806
Identifiable intangible assets recognised as of acquisition date									$ 2,810
Net cash flow on acquisition				$ 2,722
QRIB Intermediate Holding
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €							€ 1,342,000,000
Identifiable intangible assets recognised as of acquisition date | €							€ 774,000,000
Net cash flow on acquisition				$ 1,410
Business combination, purchase price								$ 1,419
Contributions from acquiree to net sales | €		€ 71,000,000
Contributions from acquiree to net income | €		€ 0
Acquisition-related costs | €			€ 0

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2023, it includes the net cash outflow on the acquisitions of Provention Bio and QRIB (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.2.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.2.).